Shareholder Report	6 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS SERIES TRUST
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Parvin Hedged Equity Solari World Fund
Shareholder Report [Line Items]
Fund Name	PARVIN HEDGED EQUITY SOLARI WORLD FUND
Class Name	Parvin Hedged Equity Solari World Fund
Trading Symbol	PHSWX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Parvin Hedged Equity Solari World Fund - PHSWX for the period December 1, 2023 to May 31, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://parvinfunds.com. You can also request this information by contacting us at 1-866-458-4744.

Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://parvinfunds.com
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Parvin Hedged Equity Solari World Fund	$112.50	2.25%

* Annualized.

Expenses Paid, Amount	$ 112.50
Expense Ratio, Percent	2.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares
Net Assets	$ 6,000,000.0
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 15,443
Investment Company, Portfolio Turnover	13.17%
Additional Fund Statistics [Text Block]	NET ASSETS: $6.0 MILLION* _________________________ PORTFOLIO HOLDINGS: 34 _________________________ PORTFOLIO TURNOVER: 13.17% ________________________ ADVISORY FEES PAID BY FUND: $15,443
Holdings [Text Block]

top ten holdings

1.	Agnico Eagle Mines Limited	4.55%
2.	Silvercorp Metals Inc.	3.99%
3.	eBay Inc.	3.84%
4.	C.H. Robinson Worldwide, Inc.	3.60%
5.	MercadoLibre, Inc.	3.59%
6.	Orkla ASA ADR	3.53%
7.	Amcor plc	3.39%
8.	Air Products and Chemicals, Inc.	3.33%
9.	Telenor ASA ADR	3.33%
10.	Royal Gold, Inc.	3.20%
	Total % of Net Assets	36.35%

Material Fund Change [Text Block]	As of May 20, 2024, the Fund changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund